Financial instruments risk management (Schedule of Reconciliation of Opening and Closing Fair Value) (Details) - Financial assets at fair value through profit or loss [Member] ₪ in Thousands	12 Months Ended
Dec. 31, 2024 ILS (₪)
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2024	₪ 102,163
Purchases	38,510
Disposals	(42,991)
Gain (loss)	25,507
December 31, 2024	123,189
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2024	46,143
Purchases	2,000
Disposals	0
Gain (loss)	(301)
December 31, 2024	₪ 47,842 [1]

[1]	In the company's assessment, as of December 31, 2024, the book value of the investment approximates its fair value.